Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of Intangible Assets
	Research and development costs	Concessions intellectual property rights	Total

Cost or valuation
At January 1, 2022	€470,817	€28,622	€499,439
Additions	464,670	-	464,670
At December 31, 2022	935,487	28,622	964,109
Additions	590,993	-	590,993
Amortization	(151,550)	-	(151,550)
At December 31, 2023	€1,374,930	€28,622	€1,403,552

Schedule of Intangible Assets Estimated Future Amortization	Estimated future amortization as of December 31, 2023 is as follows:
Year ending December 31,
2024	€151,550
2025	311,020
2026	311,020
2027	311,020
2028	159,471
Thereafter	159,471
Total	€1,403,552